SCHEDULE OF BUSINESS COMBINATION (Details) - Jupiter Wellness Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2024 shares
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	5,345,321
Legacy Chijet [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	5,071,010
JWAC’s Public Shares [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	43,353
JWAC Public Shares Converted [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	57,500
JWAC Sponsor Shares [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	115,000
Shares Issued to Private Placed Shareholders [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	50,125
Exercise of Greentree Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	8,333